Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2026
Entity File Number	000-56694
Entity Registrant Name	New Mountain Private Credit Fund
Entity Central Index Key	0002037804
Entity Tax Identification Number	99-6860731
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false